Member's Interest	12 Months Ended
Dec. 28, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Member's Interest

(9) Member’s Interest

The Company’s membership interests are held by Parent. Business affairs of the Company are managed by the Board of Directors (“Board”) of Summit Materials Holdings, GP, Ltd., the general partner of Parent, which, as of December 28, 2013, was composed of six directors. Directors of the Board are appointed by the unit holders of Parent, which is the indirect sole member of the Company.